UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5576

Name of Fund:  Merrill Lynch Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Global Allocation Fund, Inc., 800 Scudders Mill
   Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


Merrill Lynch Global Allocation Fund, Inc.

Schedule of Investments as of July 31, 2004                                                               (in U.S. dollars)

Country        Industry+           Shares Held  Common Stocks                                                       Value
Australia -    Food Products - 0.1%  7,500,000  Burns, Philp & Company Limited(c)                           $     3,834,144
1.4%

               Metals & Mining -     5,684,000  BHP Billiton Limited                                             52,463,074
               1.2%                  1,200,000  Rio Tinto Limited                                                31,841,250
                                     5,000,000  WMC Resources Limited                                            18,207,805
                                                                                                            ---------------
                                                                                                                102,512,129

               Oil & Gas - 0.1%        801,500  Woodside Petroleum Limited                                       10,097,618

                                                Total Common Stocks in Australia                                116,443,891


Belgium -      Diversified             208,939  Belgacom SA(c)                                                    6,417,096
0.1%           Telecommunication
               Services - 0.1%

                                                Total Common Stocks in Belgium                                    6,417,096


Brazil - 0.4%  Metals & Mining - 0.1%   39,400  Companhia Vale do Rio Doce (ADR)(a)                               2,123,660
                                       194,000  Companhia Vale do Rio Doce (Sponsored ADR)(a)                     8,555,400
                                                                                                            ---------------
                                                                                                                 10,679,060

               Oil & Gas - 0.3%        750,000  Petroleo Brasileiro SA - Petrobras (ADR)(a)                      21,210,000

                                                Total Common Stocks in Brazil                                    31,889,060


Canada - 1.4%  Communications        8,688,000  Nortel Networks Corporation(c)                                   31,798,080
               Equipment - 0.4%

               Metals & Mining -       949,800  Inco Limited (c)                                                 31,694,826
               0.6%                  1,200,000  Placer Dome Inc.                                                 19,224,000
                                                                                                            ---------------
                                                                                                                 50,918,826

               Multiline Retail -    1,365,500  Hudson's Bay Company                                             14,333,126
               0.2%

               Road & Rail - 0.1%       90,000  CP Railway Limited                                                2,282,167
                                       210,000  CP Railway Limited (USD)                                          5,348,700
                                                                                                            ---------------
                                                                                                                  7,630,867

               Wireless                443,700  Rogers Wireless Communications Inc. 'B'(c)                       13,000,410
               Telecommunication
               Services - 0.1%

                                                Total Common Stocks in Canada                                   117,681,309


China - 0.1%   Automobiles - 0.0%    8,000,000  Denway Motors Limited                                             3,000,058

               Insurance - 0.1%        115,400  China Life Insurance Co., Limited (ADR)(a)(c)(n)                  2,523,798
                                     1,325,500  Ping An Insurance (Group) Company of China Limited(c)             1,690,895
                                                                                                            ---------------
                                                                                                                  4,214,693

               Transportation        2,500,000  Hainan Meilan Airport Company Limited 'H'                         2,035,296
               Infrastructure - 0.0%

                                                Total Common Stocks in China                                      9,250,047


Finland -      Communications          750,000  Nokia Oyj 'A' (ADR)(a)                                            8,715,000
0.2%           Equipment - 0.1%

               Paper & Forest          590,197  Stora Enso Oyj 'R'                                                8,199,954
               Products - 0.1%

                                                Total Common Stocks in Finland                                   16,914,954


France - 1.1%  Automobiles - 0.1%      158,046  PSA Peugeot Citroen                                               9,123,904


               Commercial Banks -      263,176  BNP Paribas SA                                                   15,329,244
               0.2%

               Communications          244,500  Alcatel (ADR)(a)(c)                                               3,163,830
               Equipment - 0.0%

               Construction &           78,465  Vinci SA                                                          7,987,267
               Engineering - 0.1%

               Construction             91,021  Lafarge SA (Ordinary)                                             7,802,436
               Materials - 0.1%

               Diversified             316,507  France Telecom SA                                                 7,842,189
               Telecommunication
               Services - 0.1%

               Hotels, Restaurants     202,177  Accor SA                                                          8,587,543
               & Leisure - 0.1%

               Insurance - 0.1%        298,324  Axa                                                               6,130,986

               Metals & Mining -       477,837  Arcelor                                                           7,933,277
               0.1%

               Oil & Gas - 0.2%        104,433  TotalFinaElf SA                                                  20,280,596

                                                Total Common Stocks in France                                    94,181,272


Germany -      Air Freight &           343,896  Deutsche Lufthansa AG (Registered Shares)(c)                      4,061,671
0.9%           Logistics - 0.1%        378,148  Deutsche Post AG (Registered Shares)                              7,589,375
                                                                                                            ---------------
                                                                                                                 11,651,046

               Auto Components - 0.0%   76,267  Continental AG                                                    3,598,492


               Automobiles - 0.1%      172,782  Bayerische Motoren Werke (BMW) AG                                 7,680,134

               Chemicals - 0.1%        129,987  Linde AG                                                          7,058,055

               Construction &          375,977  Hochtief AG                                                       8,709,133
               Engineering - 0.1%

               Diversified Financial   156,925  Deutsche Boerse AG                                                7,647,883
               Services - 0.1%

               Diversified             490,584  Deutsche Telekom AG (Registered Shares)(c)                        8,221,692
               Telecommunication
               Services - 0.1%

               Electric Utilities -    210,861  E.On AG                                                          15,011,108
               0.2%

               Pharmaceuticals - 0.0%   53,332  Schering AG                                                       2,997,280

               Textiles, Apparel &      68,457  Adidas-Salomon  AG                                                8,142,156
               Luxury Goods - 0.1%

                                                Total Common Stocks in Germany                                   80,716,979


Hong Kong -    Commercial Banks -    1,133,659  HSBC Holdings PLC                                                16,714,525
0.4%           0.2%

               Industrial            2,999,950  Hutchison Whampoa Limited                                        20,288,514
               Conglomerates - 0.2%

                                                Total Common Stocks in Hong Kong                                 37,003,039


India - 2.0%   Automobiles - 0.1%      540,000  Bajaj Auto Limited                                                9,573,283
                                       200,000  Tata Motors Limited                                               1,825,121
                                                                                                            ---------------
                                                                                                                 11,398,404

               Commercial Banks -      500,000  Oriental Bank of Commerce                                         2,580,054
               0.1%                    568,500  State Bank of India                                               5,417,759
                                                                                                            ---------------
                                                                                                                  7,997,813

               Construction          1,304,331  Gujarat Ambuja Cements Limited                                    7,823,173
               Materials - 0.1%

               Diversified           3,000,000  Mahanagar Telephone Nigam Ltd.                                    8,380,593
               Telecommunication
               Services - 0.1%

               Household Products -  4,000,000  Hindustan Lever Ltd.                                             10,022,642
               0.1%

               IT Services - 0.4%      959,600  Infosys Technologies Limited                                     32,150,480

               Oil & Gas - 0.7%      6,000,000  Reliance Industries Ltd.                                         63,253,908

               Pharmaceuticals -       157,900  Dr. Reddy's Laboratories Limited                                  2,587,006
               0.1%                    361,600  Ranbaxy Laboratories Limited                                      7,338,823
                                                                                                            ---------------
                                                                                                                  9,925,829

               Road & Rail - 0.1%      412,000  Container Corporation Of India Limited                            5,505,919

               Thrifts & Mortgage    1,300,000  Housing Development Finance Corporation Ltd. (HDFC)              16,120,000
               Finance - 0.2%

                                                Total Common Stocks in India                                    172,578,761


Indonesia -    Commercial Banks -   10,000,000  PT Bank Danamon Indonesia Tbk                                     3,503,010
0.2%           0.0%

               Paper & Forest        2,700,000  Asia Pacific Resources International Holdings Ltd. 'A'(c)           378,000
               Products - 0.0%

               Tobacco - 0.2%       26,299,500  PT Hanjaya Mandala Sampoerna Tbk                                 15,690,452

                                                Total Common Stocks in Indonesia                                 19,571,462


Ireland -      Commercial Banks -      759,744  Bank of Ireland                                                   9,951,872
0.1%           0.1%

                                                Total Common Stocks in Ireland                                    9,951,872


Israel - 0.2%  Communications        3,036,217  ECI Telecom Limited (U.S. Registered Shares)(c)                  18,882,234
               Equipment - 0.2%        159,588  ECtel Ltd.(c)                                                       413,333

                                                Total Common Stocks in Israel                                    19,295,567


Italy - 0.9%   Commercial Banks -    2,994,743  Capitalia SpA                                                     9,096,732
               0.3%                  4,574,806  Intesa BCI SpA                                                   16,969,654
                                                                                                            ---------------
                                                                                                                 26,066,386

               Diversified           4,132,221  Telecom Italia SpA                                               12,263,348
               Telecommunication
               Services - 0.1%

               Electric Utilities -  1,186,364  Enel SpA                                                          9,364,088
               0.1%

               Insurance - 0.1%        293,988  Fondiaria - SAI SpA                                               6,335,651

               Oil & Gas - 0.3%      1,158,250  ENI SpA                                                          23,848,321

                                                Total Common Stocks in Italy                                     77,877,794


Japan - 7.9%   Auto Components - 0.1%  400,000  Toyota Industries Corporation                                     9,384,954

               Automobiles - 0.9%    1,948,000  Fuji Heavy Industries, Ltd.                                      10,661,523
                                       175,000  Honda Motor Co., Ltd.                                             8,510,161
                                     3,082,000  Suzuki Motor Corporation                                         54,751,783
                                                                                                            ---------------
                                                                                                                 73,923,467

               Beverages - 0.5%          1,500  Coca-Cola Central Japan Co., Ltd.                                10,470,594
                                       593,100  Coca-Cola West Japan Company Limited                             15,485,362
                                       603,000  Hokkaido Coca-Cola Bottling Co., Ltd.                             3,500,435
                                       691,000  Kinki Coca-Cola Bottling Co., Ltd.                                6,423,005
                                     1,143,000  Mikuni Coca-Cola Bottling                                        10,368,068
                                                                                                            ---------------
                                                                                                                 46,247,464

               Chemicals - 0.2%      1,000,000  Asahi Chemical Industry Co., Ltd.                                 4,387,421
                                       450,000  Shin-Etsu Chemical Co., Ltd.                                     15,261,765
                                                                                                            ---------------
                                                                                                                 19,649,186

               Commercial Banks -    1,445,000  The Bank of Yokohama, Ltd.                                        7,843,749
               0.2%                      4,070  Marco Polo Investment Holdings Limited                            5,698,000
                                       330,600  Shinsei Bank, Ltd. (n)                                            1,803,462
                                                                                                            ---------------
                                                                                                                 15,345,211

               Construction &        1,900,000  JGC Corporation                                                  17,729,128
               Engineering - 0.3%    1,440,000  Kinden Corporation                                                8,785,609
                                                                                                            ---------------
                                                                                                                 26,514,737

               Consumer Finance -      550,000  Credit Saison Co., Ltd.                                          16,630,030
               0.2%

               Diversified                 740  Nippon Telegraph & Telephone Corporation (NTT)                    3,684,895
               Telecommunication
               Services - 0.0%

               Electronic Equipment  1,299,000  Hitachi Ltd.                                                      7,925,351
               & Instruments - 0.2%    103,000  Murata Manufacturing Co., Ltd.                                    5,110,493
                                                                                                            ---------------
                                                                                                                 13,035,844

               Food & Staples          569,000  Ito-Yokado Co., Ltd.                                             22,105,513
               Retailing - 0.3%        250,000  Seiyu, Ltd.(c)                                                      679,646
                                                                                                            ---------------
                                                                                                                 22,785,159

               Gas Utilities - 0.2%  4,000,000  Tokyo Gas Co.                                                    14,283,792

               Household Products -    419,700  Rohto Pharmaceutical Co., Ltd.                                    4,571,493
               0.1%

               Insurance - 3.6%      8,998,600  Aioi Insurance Company, Limited                                  38,269,583
                                     1,094,000  The Dowa Fire & Marine Insurance Co., Ltd.                        5,732,322
                                         7,020  Millea Holdings, Inc.                                           103,295,500
                                     9,500,350  Mitsui Sumitomo Insurance Company, Limited                       87,796,514
                                    12,926,000  NIPPONKOA Insurance Company, Limited                             79,558,889
                                                                                                            ---------------
                                                                                                                314,652,808

               Machinery - 0.2%        200,000  Fanuc Ltd.                                                       11,520,345
                                     2,000,000  Kubota Corporation                                                9,061,953
                                                                                                            ---------------
                                                                                                                 20,582,298

               Office Electronics -    725,000  Canon, Inc.                                                      35,386,479
               0.4%

               Pharmaceuticals -       108,000  Kyorin Pharmaceutical Co., Ltd.                                   1,682,186
               0.4%                    700,000  Takeda Pharmaceutical Company Limited                            32,721,726
                                                                                                            ---------------
                                                                                                                 34,403,912

               Wireless                  5,000  NTT DoCoMo, Inc.                                                  8,703,064
               Telecommunication
               Services - 0.1%

                                                Total Common Stocks in Japan                                    679,784,793


Malaysia -     Food Products -       1,500,000  IOI Corporation Berhad                                            3,138,158
0.0%           0.0%

                                                Total Common Stocks in Malaysia                                   3,138,158


Mexico - 0.3%  Beverages - 0.1%        200,000  Fomento Economico Mexicano, SA de CV (ADR)(a)                     8,788,000

               Food Products - 0.0%    700,000  Grupo Industrial Maseca SA de CV (ADR)(a)                         4,767,000

               Media - 0.2%            350,000  Grupo Televisa, SA (ADR)(a)                                      16,450,000

                                                Total Common Stocks in Mexico                                    30,005,000


Netherlands -  Chemicals - 0.1%        186,790  Akzo Nobel NV                                                     6,166,371
1.0%
               Commercial Services &   692,329  Buhrmann NV                                                       6,426,515
               Supplies - 0.1%         439,714  Vedior NV 'A'                                                     6,458,605
                                                                                                            ---------------
                                                                                                                 12,885,120

               Diversified Financial   572,447  ING Groep NV                                                     13,287,733
               Services - 0.2%

               Food & Staples          847,114  Koninklijke Ahold NV(c) (n)                                       6,302,878
               Retailing - 0.1%        473,202  Koninklijke Ahold NV (ADR)(a)                                     3,577,407
                                                                                                            ---------------
                                                                                                                  9,880,285

               Household Durables -    319,985  Koninklijke (Royal) Philips Electronics NV                        7,758,856
               0.1%

               Oil & Gas - 0.4%        463,759  Royal Dutch Petroleum Company                                    23,266,146
                                       200,000  Royal Dutch Petroleum Company (NY Registered Shares)             10,060,000
                                                                                                            ---------------
                                                                                                                 33,326,146

                                                Total Common Stocks in the Netherlands                           83,304,511


Norway - 0.1%  Commercial Banks -    1,152,664  DNB Holding ASA                                                   7,902,232
               0.1%

                                                Total Common Stocks in Norway                                     7,902,232


Russia - 0.0%  Oil & Gas - 0.0%        134,600  YUKOS (ADR)(a)                                                    2,288,200

                                                Total Common Stocks in Russia                                     2,288,200


Singapore -    Beverages - 0.1%      1,200,000  Fraser & Neave Limited                                            9,902,659
0.7%

               Commercial Banks -      800,000  Oversea-Chinese Banking Corporation Ltd.                          5,950,894
               0.1%

               Health Care           7,500,000  Parkway Holdings Limited                                          4,838,007
               Providers &
               Services - 0.1%

               Industrial            4,500,000  Keppel Corporation Ltd.                                          19,090,513
               Conglomerates - 0.2%

               Real Estate - 0.1%    7,000,000  Keppel Land Limited                                               7,566,468

               Transportation        9,000,000  SembCorp Logistics Limited                                       11,558,913
               Infrastructure - 0.1%

                                                Total Common Stocks in Singapore                                 58,907,454


South Africa - Paper & Forest          300,000  Sappi Limited (ADR)(a)                                            4,374,000
- 0.1%         Products - 0.1%

                                                Total Common Stocks in South Africa                               4,374,000


South Korea -  Chemicals - 0.1%        693,700  Samsung Fine Chemicals Co., Ltd.                                  8,838,076
2.0%
               Commercial Banks -      200,000  Kookmin Bank(c)                                                   5,498,076
               0.1%                  1,000,000  Pusan Bank                                                        5,438,221
                                                                                                            ---------------
                                                                                                                 10,936,297

               Diversified           2,068,700  KT Corporation (ADR)(a)                                          36,802,173
               Telecommunication
               Services - 0.4%

               Electric Utilities -    700,000  Korea Electric Power Corporation                                 11,761,437
               0.2%

               Food Products - 0.2%    248,000  Cheil Jedang Corporation                                         12,129,628

               Metals & Mining -       251,330  POSCO                                                            34,277,157
               0.6%                    550,000  POSCO (ADR)(a)                                                   19,954,000
                                                                                                            ---------------
                                                                                                                 54,231,157

               Textiles, Apparel &     250,000  Cheil Industries Inc.                                             2,928,602
               Luxury Goods - 0.0%

               Tobacco - 0.3%        1,000,000  KT&G Corporation                                                 24,027,362

               Wireless                 19,640  SK Telecom Co., Ltd.                                              2,670,167
               Telecommunication       371,650  SK Telecom Co., Ltd. (ADR)(a) (n)                                 6,563,339
               Services - 0.1%                                                                              ---------------
                                                                                                                  9,233,506

                                                Total Common Stocks in South Korea                              170,888,238


Spain - 0.3%   Commercial Banks -      630,500  Banco Bilbao Vizcaya, SA                                          8,395,543
               0.1%

               Diversified             179,614  Telefonica SA (ADR)(a)                                            7,843,743
               Telecommunication
               Services - 0.1%

               Electric Utilities -    310,023  Union Electrica Fenosa, SA                                        6,561,776
               0.1%

                                                Total Common Stocks in Spain                                     22,801,062


Sweden - 0.2%  Commercial Services     237,837  Securitas AB 'B'                                                  3,086,684
               & Supplies - 0.0%

               Insurance - 0.1%      1,550,292  Skandia Forsakrings AB                                            6,040,440

               Machinery - 0.1%        215,773  Volvo AB 'B'                                                      7,732,388

                                                Total Common Stocks in Sweden                                    16,859,512


Switzerland -  Capital Markets -       371,031  Credit Suisse Group                                              11,905,126
0.7%           0.2%                    140,525  UBS AG (Registered Shares)                                        9,402,384
                                                                                                            ---------------
                                                                                                                 21,307,510

               Construction            139,022  Holcim Ltd. (Registered Shares)                                   7,275,197
               Materials - 0.1%

               Food Products - 0.2%     53,750  Nestle SA (Registered Shares)                                    13,738,422

               Insurance - 0.1%         56,651  Swiss Life Holding                                                6,608,951

               Pharmaceuticals -       216,548  Novartis AG (Registered Shares)                                   9,690,369
               0.1%

                                                Total Common Stocks in Switzerland                               58,620,449


Taiwan - 0.4%  Diversified           1,500,000  First Financial Holding Co., Ltd.(c)                                992,939
               Financial            11,000,000  SinoPac Holdings Company                                          5,436,893
               Services - 0.2%       7,500,000  Taishin Financial Holdings Co., Ltd.                              5,736,981
                                                                                                            ---------------
                                                                                                                 12,166,813

               Diversified           1,075,000  Chunghwa Telecom Co., Ltd. (ADR)(a)                              17,286,000
               Telecommunication
               Services - 0.2%

               Machinery - 0.0%      6,000,000  Yungtay Engineering Co., Ltd.                                     2,983,230

                                                Total Common Stocks in Taiwan                                    32,436,043


Thailand -     Commercial Banks -   18,000,000  Siam Commercial Bank Public Company Limited (Registered          19,603,098
0.9%           0.3%                             Shares)

               Construction          2,500,000  Siam Cement Public Company Limited 'Foreign'                     14,762,827
               Materials - 0.2%        641,700  Siam City Cement Public Company Limited 'Foreign'                 3,261,302
                                                                                                            ---------------
                                                                                                                 18,024,129

               Food Products - 0.0%  3,300,000  Thai Union Frozen Products Public Company Limited 'Foreign'       1,757,018

               Oil & Gas - 0.3%      1,202,900  PTT Exploration and Production Public Company Limited
                                                'Foreign'                                                         8,384,201
                                     4,000,000  PTT Public Company Limited 'Foreign'                             14,811,229
                                                                                                            ---------------
                                                                                                                 23,195,430

               Real Estate - 0.1%   35,000,000  Land and Houses Public Company Limited 'Foreign'                  8,216,360
                                    11,000,000  Sansiri Public Company Limited 'Foreign'                          1,086,157
                                                                                                            ---------------
                                                                                                                  9,302,517

               Transportation        1,941,900  Bangkok Expressway Public Company Limited 'Foreign'               1,123,219
               Infrastructure - 0.0%

                                                Total Common Stocks in Thailand                                  73,005,411


United         Aerospace &           2,564,024  BAE Systems PLC                                                   9,966,197
Kingdom -2.3%  Defense - 0.1%

               Commercial Banks -    1,882,201  Barclays PLC                                                     15,744,363
               0.5%                    252,312  HBOS PLC                                                          3,269,069
                                       905,320  HSBC Holdings PLC                                                13,293,701
                                       513,278  Royal Bank of Scotland Group PLC                                 14,429,903
                                                                                                            ---------------
                                                                                                                 46,737,036

               Food & Staples          713,584  Boots Group PLC                                                   8,862,721
               Retailing - 0.1%

               Food Products - 0.1%    953,526  Unilever PLC                                                      8,418,274

               Hotels, Restaurants   1,133,951  Compass Group PLC                                                 6,593,350
               & Leisure - 0.1%

               Industrial              768,205  Smiths Group PLC                                                 10,197,677
               Conglomerates - 0.1%

               Insurance - 0.2%        472,667  AVIVA PLC                                                         4,813,318
                                     1,145,186  Prudential Corporation PLC                                        9,443,970
                                                                                                            ---------------
                                                                                                                 14,257,288

               Oil & Gas - 0.3%      2,934,644  BP Amoco PLC                                                     27,536,352

               Pharmaceuticals -       555,630  GlaxoSmithKline PLC                                              11,286,002
               0.1%

               Specialty Retail -    1,611,709  Kesa Electricals PLC                                              8,235,581
               0.1%

               Transportation          747,366  BAA PLC                                                           7,603,870
               Infrastructure - 0.1%

               Wireless             13,900,819  Vodafone Group PLC                                               30,143,942
               Telecommunication       500,000  Vodafone Group PLC (ADR)(a)                                      10,865,000
               Services - 0.5%                                                                              ---------------
                                                                                                                 41,008,942

                                                Total Common Stocks in the United Kingdom                       200,703,290


United         Aerospace & Defense -    47,000  General Dynamics Corporation                                      4,644,540
States -       0.1%                    125,000  Raytheon Company                                                  4,193,750
29.2%                                                                                                       ---------------
                                                                                                                  8,838,290

               Auto Components -       500,000  The Goodyear Tire & Rubber Company(c) (n)                         5,475,000
               0.1%


               Beverages - 0.2%        225,000  Anheuser-Busch Companies, Inc.                                   11,677,500
                                       125,000  Constellation Brands, Inc. (Class A)(c)                           4,735,000
                                                                                                            ---------------
                                                                                                                 16,412,500

               Capital Markets - 0.4%  350,000  The Bank of New York Company, Inc.                               10,055,500
                                       699,500  Knight Trading Group, Inc.(c)                                     5,952,745
                                       175,000  Mellon Financial Corporation                                      4,809,000
                                       275,000  Morgan Stanley                                                   13,565,750
                                                                                                            ---------------
                                                                                                                 34,382,995

               Chemicals - 0.3%        350,000  E.I. du Pont de Nemours and Company                              15,004,500
                                       500,000  Hercules Incorporated(c)                                          5,905,000
                                       305,200  Millennium Chemicals Inc.(c)                                      5,386,780
                                                                                                            ---------------
                                                                                                                 26,296,280

               Commercial Banks -      150,000  Bank of America Corporation                                      12,751,500
               0.4%                    250,000  Charter One Financial, Inc.                                      11,102,500
                                       288,090  Santander BanCorp                                                 6,626,070
                                                                                                            ---------------
                                                                                                                 30,480,070

               Commercial Services      90,000  Cendant Corporation                                               2,059,200
               & Supplies - 0.2%       100,000  First Data Corporation                                            4,461,000
                                       150,000  H&R Block, Inc.                                                   7,369,500
                                       150,000  Waste Management, Inc.                                            4,221,000
                                                                                                            ---------------
                                                                                                                 18,110,700

               Communications        2,050,000  3Com Corporation(c)                                              10,106,500
               Equipment - 0.6%      1,375,000  ADC Telecommunications, Inc.(c)                                   3,300,000
                                       400,000  Cisco Systems, Inc.(c)                                            8,344,000
                                       150,000  Comverse Technology, Inc.(c)                                      2,559,000
                                     1,621,200  Lucent Technologies Inc.(c)                                       4,944,660
                                       230,000  Motorola, Inc.                                                    3,663,900
                                       453,125  Paradyne Networks, Inc.(c)                                        2,220,313
                                     1,500,000  Tellabs, Inc.(c) (n)                                             13,365,000
                                                                                                            ---------------
                                                                                                                 48,503,373

               Computers &             725,000  EMC Corporation(c)                                                7,953,250
               Peripherals - 0.7%      950,000  Hewlett-Packard Company                                          19,142,500
                                       200,000  International Business Machines Corporation                      17,414,000
                                     1,000,000  Maxtor Corporation(c)                                             4,680,000
                                     3,000,000  Sun Microsystems, Inc.(c)                                        11,850,000
                                                                                                            ---------------
                                                                                                                 61,039,750

               Construction &          200,000  Chicago Bridge & Iron Company NV (NY Registered Shares)           5,838,000
               Engineering - 0.7%    4,000,000  Foster Wheeler Ltd.(c)(m)                                         2,560,000
                                     2,550,000  McDermott International, Inc.(c)                                 27,208,500
                                     3,900,000  Quanta Services, Inc.(c)                                         24,492,000
                                                                                                            ---------------
                                                                                                                 60,098,500

               Containers &            600,000  Crown Holdings, Inc.(c)                                           6,084,000
               Packaging - 0.1%        346,900  Smurfit-Stone Container Corporation(c)                            6,455,809
                                                                                                            ---------------
                                                                                                                 12,539,809

               Diversified Financial   750,000  CIT Group Inc.                                                   26,070,000
               Services - 1.2%       1,225,000  Citigroup Inc. (j)                                               54,010,250
                                       425,000  J.P. Morgan Chase & Co.                                          15,865,250
                                       162,396  Leucadia National Corporation                                     8,361,770
                                                                                                            ---------------
                                                                                                                104,307,270

               Diversified             449,900  ALLTEL Corporation                                               23,394,800
               Telecommunication        25,879  AboveNet, Inc.(c)                                                   801,990
               Services - 1.2%         320,000  BellSouth Corporation                                             8,668,800
                                       800,000  Cincinnati Bell Inc.(c)                                           3,232,000
                                       950,000  General Communication, Inc. (Class A)(c)                          7,609,500
                                       300,000  MCI, Inc. (n)                                                     4,584,000
                                     2,024,000  Metromedia International Group, Inc.(c)                             799,480
                                       800,000  SBC Communications Inc.                                          20,272,000
                                       800,000  Sprint Corporation                                               14,944,000
                                       500,000  Verizon Communications(n)                                        19,270,000
                                                                                                            ---------------
                                                                                                                103,576,570

               Electric Utilities -    208,000  DTE Energy Company                                                8,355,360
               0.3%                     350,000  PPL Corporation                                                 16,222,500
                                                                                                            ---------------
                                                                                                                 24,577,860

               Energy Equipment &       90,000  Baker Hughes Incorporated                                         3,627,000
               Service - 1.1%          500,000  ENSCO International Incorporated                                 15,055,000
                                       600,000  GlobalSantaFe Corporation                                        16,440,000
                                       300,000  Input/Output, Inc.(c) (n)                                         2,889,000
                                       536,000  Key Energy Services, Inc.(c)                                      5,402,880
                                       100,000  Noble Corporation(c)                                              3,872,000
                                       600,000  Rowan Companies, Inc.(c) (n)                                     14,652,000
                                       400,000  Schlumberger Limited                                             25,728,000
                                       100,000  Tidewater Inc.                                                    3,035,000
                                       175,000  Transocean Inc.(c)                                                4,970,000
                                                                                                            ---------------
                                                                                                                 95,670,880

               Food & Staples          250,000  CVS Corporation                                                  10,467,500
               Retailing - 0.9%        100,000  SYSCO Corporation                                                 3,445,000
                                       118,000  Safeway Inc.(c)                                                   2,493,340
                                     1,000,000  Wal-Mart Stores, Inc.                                            53,010,000
                                       250,000  Walgreen Co.                                                      9,100,000
                                                                                                            ---------------
                                                                                                                 78,515,840

               Food Products - 0.7%    150,000  Archer-Daniels-Midland Company                                    2,314,500
                                       134,800  Bunge Limited                                                     5,409,524
                                       144,000  ConAgra Foods, Inc.                                               3,744,000
                                       225,000  Sara Lee Corporation                                              4,941,000
                                     2,150,000  Tyson Foods, Inc. (Class A)                                      40,979,000
                                                                                                            ---------------
                                                                                                                 57,388,024

               Health Care Equipment   250,000  Baxter International Inc.                                         7,517,500
               & Supplies - 0.2%        42,000  Hospira, Inc.(c)                                                  1,088,220
                                       170,000  Waters Corporation(c)                                             7,459,600
                                                                                                            ---------------
                                                                                                                 16,065,320

               Health Care Providers   100,000  AmerisourceBergen Corporation                                     5,406,000
               & Services - 1.1%     2,350,000  Beverly Enterprises, Inc.(c)                                     18,518,000
                                       100,000  CIGNA Corporation                                                 6,201,000
                                       120,000  Cardinal Health, Inc.                                             5,340,000
                                        60,000  HCA Inc.                                                          2,319,000
                                       250,000  LifePoint Hospitals, Inc.(c) (n)                                  8,352,500
                                       150,000  Manor Care, Inc.                                                  4,687,500
                                     1,600,000  Stewart Enterprises, Inc. (Class A)(c)                           11,136,000
                                       400,000  Tenet Healthcare Corporation(c)                                   4,472,000
                                       350,000  Triad Hospitals, Inc.(c) (n)                                     11,921,000
                                       354,800  WellChoice Inc.(c)                                              12,985,6803
                                                                                                            ---------------
                                                                                                                 91,338,680

               Hotels, Restaurants      44,000  Darden Restaurants, Inc.                                            938,520
               & Leisure - 0.7%      7,450,000  La Quinta Corporation(c)(m)                                      57,067,000
                                                                                                            ---------------
                                                                                                                 58,005,520

               Household Durables -    450,000  Maytag Corporation                                                9,225,000
               0.1%

               Household Products -    250,000  Kimberly-Clark Corporation                                       16,017,500
               0.2%

               IT Services - 0.2%      200,000  Automatic Data Processing, Inc.                                   8,396,000
                                        50,000  Computer Sciences Corporation(c)                                  2,362,500
                                       203,623  Sykes Enterprises, Incorporated(c)                                1,341,876
                                       200,000  Unisys Corporation(c)                                             2,048,000
                                                                                                            ---------------
                                                                                                                 14,148,376

               Industrial            2,960,000  General Electric Company                                         98,420,000
               Conglomerates - 1.4%    700,000  Tyco International Ltd.                                          21,700,000
                                                                                                            ---------------
                                                                                                                120,120,000

               Insurance - 2.3%        700,000  ACE Limited(j)                                                   28,413,000
                                       400,000  The Allstate Corporation                                         18,832,000
                                       850,000  American International Group, Inc.                               60,052,500
                                       332,000  Assurant, Inc.                                                    8,100,800
                                       103,300  Bristol West Holdings, Inc.                                       1,802,585
                                       118,700  The Hartford Financial Services Group, Inc.                       7,727,370
                                       100,000  Horace Mann Educators Corporation                                 1,676,000
                                       365,100  Marsh & McLennan Companies, Inc. (n)                             16,203,138
                                       225,000  MetLife, Inc.                                                     8,025,750
                                       150,000  Prudential Financial, Inc.                                        6,984,000
                                       433,400  The St. Paul Companies, Inc. (n)                                 16,066,138
                                        86,000  UnumProvident Corporation                                         1,371,700
                                       250,000  XL Capital Ltd. (Class A)                                        17,670,000
                                                                                                            ---------------
                                                                                                                192,924,981

               Internet Software     1,500,000  DoubleClick Inc.(c)                                               7,755,000
               & Services - 0.1%     1,038,500  webMethods, Inc.(c)                                               4,953,645
                                                                                                            ---------------
                                                                                                                 12,708,645

               Leisure Equipment       150,000  Eastman Kodak Company(n)                                          3,973,500
               & Products - 0.0%

               Machinery - 0.0%         50,000  Deere & Company                                                   3,140,500

               Media - 1.2%            680,000  Comcast Corporation (Class A)(c) (n)                             18,632,000
                                       100,000  Cox Communications, Inc. (Class A)(c)                             2,758,000
                                       150,000  EchoStar Communications Corporation (Class A)(c)                  4,158,000
                                       850,000  Liberty Media Corporation (Class A)(c)                            7,208,000
                                        32,500  Liberty Media International, Inc. (Class A) (c)                   1,013,350
                                       444,278  NTL Incorporated(c) (n)                                          23,155,769
                                       700,000  Time Warner Inc.(c)                                              11,655,000
                                       950,000  Viacom, Inc. (Class B)                                           31,910,500
                                       252,000  The Walt Disney Company                                           5,818,680
                                                                                                            ---------------
                                                                                                                106,309,299

               Metals & Mining -     1,793,500  AK Steel Holding Corporation(c)                                  11,890,905
               0.8%                    250,000  Alcoa Inc.                                                        8,007,500
                                       200,000  Arch Coal, Inc. (n)                                               6,754,000
                                       100,000  CONSOL Energy Inc.                                                3,584,000
                                       667,400  Commonwealth Industries, Inc.(c)                                  6,593,912
                                       450,000  Freeport-McMoRan Copper & Gold, Inc. (Class B)                   15,682,500
                                       200,000  International Steel Group, Inc.(c)                                6,546,000
                                        75,000  Nucor Corporation                                                 6,273,750
                                       150,000  United States Steel Corporation                                   5,721,000
                                                                                                            ---------------
                                                                                                                 71,053,567

               Multi-Utilities &       600,000  The AES Corporation(c)                                            5,790,000
               Unregulated Power -
               0.1%

               Multiline Retail -      150,000  Kohl's Corporation(c)                                             6,864,000
               0.2%                    200,000  Target Corporation                                                8,720,000
                                                                                                            ---------------
                                                                                                                 15,584,000

               Office Electronics -    330,000  Xerox Corporation(c) (n)                                          4,573,800
               0.1%

               Oil & Gas - 3.9%        150,000  Amerada Hess Corporation                                         12,502,500
                                       600,000  ChevronTexaco Corporation                                        57,390,000
                                       200,000  ConocoPhillips                                                   15,754,000
                                       100,000  Devon Energy Corporation                                          6,949,000
                                     7,000,000  El Paso Corporation                                              55,230,000
                                       800,000  Exxon Mobil Corporation                                          37,040,000
                                       900,000  Kerr-McGee Corporation                                           47,250,000
                                       750,000  Marathon Oil Corporation                                         28,252,500
                                       150,000  Noble Energy, Inc.                                                8,296,500
                                       550,000  Occidental Petroleum Corporation                                 27,098,500
                                       400,000  Stone Energy Corporation(c)                                      18,096,000
                                       400,000  Unocal Corporation                                               15,504,000
                                       350,000  The Williams Companies, Inc.                                      4,252,500
                                                                                                            ---------------
                                                                                                                333,615,500

               Paper & Forest          425,000  Bowater Incorporated                                             15,852,500
               Products - 0.3%         272,200  Deltic Timber Corporation                                         9,366,402
                                                                                                            ---------------
                                                                                                                 25,218,902

               Personal Products -     200,000  The Gillette Company                                              7,796,000
               0.1%

               Pharmaceuticals -       420,000  Abbott Laboratories                                              16,527,000
               2.7%                    850,000  Bristol-Myers Squibb Company                                     19,465,000
                                       260,000  Eli Lilly and Company                                            16,567,200
                                       100,000  IVAX Corporation(c)                                               2,385,000
                                       800,000  Johnson & Johnson                                                44,216,000
                                       625,000  Merck & Co., Inc.                                                28,343,750
                                     2,377,800  Pfizer, Inc.                                                     75,994,488
                                       899,800  Schering-Plough Corporation                                      17,510,108
                                        50,000  Watson Pharmaceuticals, Inc.(c)                                   1,260,500
                                       325,000  Wyeth                                                            11,505,000
                                                                                                            ---------------
                                                                                                                233,774,046

               Real Estate - 0.3%      100,000  Catellus Development Corporation                                  2,500,000
                                        50,000  Cedar Shopping Centers Inc.(c)                                      618,500
                                       600,000  Friedman, Billings, Ramsey Group, Inc. (Class A) (n)              9,870,000
                                       300,000  Nationwide Health Properties, Inc.                                5,730,000
                                       325,000  Provident Senior Living Trust(c)(g)                               4,875,000
                                       100,000  The St. Joe Company                                               4,302,000
                                                                                                            ---------------
                                                                                                                 27,895,500

               Road & Rail - 0.3%      200,000  CSX Corporation                                                   6,260,000
                                       300,000  Swift Transportation Co., Inc.(c)                                 5,992,500
                                       300,000  Union Pacific Corporation                                        16,902,000
                                                                                                            ---------------
                                                                                                                 29,154,500

               Semiconductors &        239,300  Advanced Micro Devices, Inc.(c)                                   2,988,857
               Semiconductor         1,000,000  Agere Systems Inc. (Class A)(c)(n)                                1,240,000
               Equipment - 0.4%      2,500,000  Agere Systems Inc. (Class B)(c)                                   2,825,000
                                       398,200  Intel Corporation                                                 9,708,116
                                     1,750,000  LSI Logic Corporation(c)                                          8,907,500
                                     1,499,800  Lattice Semiconductor Corporation(c)                              7,349,020
                                                                                                            ---------------
                                                                                                                 33,018,493

               Software - 2.0%         200,000  Borland Software Corporation(c)                                   1,654,000
                                     2,500,000  Computer Associates International, Inc.                          63,100,000
                                       300,000  Compuware Corporation(c)                                          1,482,000
                                     3,400,000  Microsoft Corporation(j)                                         96,764,000
                                     1,000,000  Siebel Systems, Inc.(c)                                           8,060,000
                                       100,000  THQ Inc.(c)                                                       1,905,000
                                       125,000  VERITAS Software Corporation(c)                                   2,382,500
                                                                                                            ---------------
                                                                                                                175,347,500

               Specialty Retail -      300,000  Circuit City Stores - Circuit City Group                          4,230,000
               0.5%                    600,000  The Home Depot, Inc.                                             20,232,000
                                       100,000  Office Depot, Inc.(c)                                             1,640,000
                                     1,100,000  Toys 'R' Us, Inc.(c) (n)                                         18,106,000
                                                                                                            ---------------
                                                                                                                 44,208,000

               Textiles, Apparel     1,500,000  Unifi, Inc.(c)                                                    4,290,000
               & Luxury Goods -
               0.1%

               Thrifts & Mortgage      150,000  Washington Mutual, Inc.                                           5,820,000
               Finance - 0.1%

               Tobacco - 0.4%          525,000  Altria Group, Inc.                                               24,990,000
                                     2,100,000  DIMON Incorporated                                               11,340,000
                                                                                                            ---------------
                                                                                                                 36,330,000

               Wireless              1,400,000  AT&T Wireless Services, Inc.(c)                                  20,216,000
               Telecommunication
               Services - 0.2%

                                                Total Common Stocks in the United States                      2,503,876,840

                                                Total Investments in Common Stocks
                                                (Cost - $3,885,756,227) - 55.5%                               4,758,668,296



Country        Industry+           Shares Held  Mutual Funds                                                        Value
Vietnam -      Diversified           1,272,540  Vietnam Enterprise Investments Limited
0.0%           Financial                        (Redeemable Shares)                                         $     1,654,302
               Services - 0.0%

                                                Total Mutual Funds in Vietnam                                     1,654,302


South Korea -  Diversified Financial   500,000  Korea Fund                                                        8,575,000
0.1%           Services - 0.1%

                                                Total Mutual Funds in South Korea                                 8,575,000

                                                Total Investments in Mutual Funds
                                                (Cost - $7,676,572) - 0.1%                                       10,229,302


                                                Preferred Stocks
Australia -    Commercial Banks -      492,000  National Australia Bank Limited (7.875% Convertible)             16,191,720
0.2%           0.2%

                                                Total Preferred Stocks in Australia                              16,191,720


Cayman         Insurance - 0.1%        340,000  XL Capital Ltd. (6.50% Convertible)                               8,132,800
Islands - 0.1%

                                                Total Preferred Stocks in the Cayman Islands                      8,132,800


Germany -      Chemicals - 0.0%         62,379  Henkel KGaA                                                       4,578,170
0.0%

                                                Total Preferred Stocks in Germany                                 4,578,170


United         Communications                   Diva Systems Corp. (Convertible):
States - 0.0%  Equipment - 0.0%      2,000,000      (Series C)                                                           20
                                     2,000,000      (Series D)                                                           20
                                                                                                            ---------------
                                                                                                                         40

               Diversified             104,238  McLeodUSA Incorporated (7% Convertible, Series A)                   233,493
               Telecommunication
               Services - 0.0%

                                                Total Preferred Stocks in the United States                         233,533

                                                Total Investments in Preferred Stocks
                                                (Cost - $46,211,820) - 0.3%                                      29,136,223



Country        Industry+           Shares Held  Warrants(d)                                                         Value
Russia - 0.0%  Diversified              47,330  Metromedia International Group, Inc.                        $            47
               Telecommunication
               Services - 0.0%

                                                Total Warrants in Russia                                                 47


United         Diversified           3,710,433  Citigroup Inc.                                                    3,046,265
States - 0.0%  Financial
               Services - 0.0%

               Diversified              10,894  AboveNet, Inc.                                                      168,857
               Telecommunication        12,816  AboveNet, Inc.                                                      173,016
               Services - 0.0%         230,981  McLeodUSA Incorporated                                               23,098
                                                                                                            ---------------
                                                                                                                    364,971

                                                Total Warrants in the United States                               3,411,236

                                                Total Investments in Warrants
                                                (Cost - $9,073,555) - 0.0%                                        3,411,283



Country      Industry+             Shares Held  Rights                                                              Value
United         Commercial              836,400  Information Resources, Inc.(e)                              $     2,400,468
States - 0.0%  Services &
               Supplies - 0.0%

               Media - 0.0%              6,500  Liberty Media International, Inc.(o)                                 39,065

                                                Total Investments in Rights
                                                (Cost - $1,405,152) - 0.0%                                        2,439,533


                          Currency        Face
Country      Industry+  Denomination    Amount  Fixed Income Securities                                             Value
Australia -  Foreign        AUD     32,000,000  Australian Government Bonds, 7.50% due 7/15/2005            $    22,843,546
0.3%         Government
             Obligations -
             0.3%

                                                Total Fixed Income Securities in Australia                       22,843,546


Brazil -     Commercial     USD      2,000,000  Banco Nacional de Desenvolvimento
0.4%         Banks - 0.0%                       Economico e Social, 6.974% due 6/16/2008(b)                       2,070,000

             Foreign                            Federal Republic of Brazil:
             Government              7,700,000      10.125% due 5/15/2027                                         7,141,750
             Obligations -          15,450,000      8.25% due 1/20/2034                                          12,051,000
             0.4%                   11,500,000      11% due 8/17/2040                                            11,270,000
                                                                                                            ---------------
                                                                                                                 30,462,750

                                                Total Fixed Income Securities in Brazil                          32,532,750


Canada -     Foreign        CAD     68,900,000  Canadian Government Bonds, 4.25% due 12/01/2004                  52,193,435
0.6%         Government
             Obligations -
             0.6%

                                                Total Fixed Income Securities in Canada                          52,193,435


Chile -      Electric       USD     70,712,690  Empresa Electrica del Norte Grande SA (EDELNOR),
0.6%         Utilities -                        4% due 11/05/2017                                                55,332,680
             0.6%


                                                Total Fixed Income Securities in Chile                           55,332,680


Europe -     Commercial                         European Investment Bank:
3.5%         Banks - 3.5%   GBP     23,900,000      6% due 11/26/2004                                            43,591,416
                            EUR     38,750,000      3.50% due 10/15/2005                                         47,222,059
                            GBP     60,200,000      6.125% due 12/07/2005                                       110,840,911
                            EUR     30,700,000      4% due 1/15/2007                                             37,932,139
                                    51,850,000      3.55% due 4/15/2008                                          62,682,892

                                                Total Fixed Income Securities in Europe                         302,269,417


France -     Containers &   USD      5,480,000  Crown Euro Holdings SA, 10.875% due 3/01/2013                     6,288,300
0.9%         Packaging -
             0.1%

             Foreign        EUR     39,150,000  ERAP, 2.875% due 7/12/2006                                       47,346,481
             Government
             Obligations -
             0.5%

             Road & Rail    GBP      8,000,000  Reseau Ferre de France, 6.625% due 3/29/2005                     14,688,781
             - 0.2%

             Software -                         Infogrames Entertainment SA (Convertible):
             0.1%           EUR      7,027,800      1.50% due 7/01/2005                                           8,311,835
                                     1,505,000      4% due 4/01/2009                                              1,079,052
                                                                                                            ---------------
                                                                                                                  9,390,887

                                                Total Fixed Income Securities in France                          77,714,449


Germany -    Commercial                         Kreditanstalt fuer Wiederaufbau:
3.1%         Banks - 1.4%   GBP     34,250,000      4.125% due 6/07/2006                                         61,012,034
                                     7,700,000      4.80% due 10/27/2006                                         13,848,039
                            EUR     39,150,000      3.125% due 11/15/2006                                        47,480,438
                                                                                                            ---------------
                                                                                                                122,340,511

             Foreign               115,870,000  Bundesobligation, 5% due 8/19/2005                              143,327,986
             Government
             Obligations -
             1.7%

                                                Total Fixed Income Securities in Germany                        265,668,497


Hong         Industrial     USD      7,750,000  Hutchison Whampoa International Ltd.,
Kong - 0.1%  Conglomerates                      5.45% due 11/24/2010                                              7,644,507
             - 0.1%

                                                Total Fixed Income Securities in Hong Kong                        7,644,507


India -      Automobiles -           8,100,000  Tata Engineering & Locomotive Company Ltd.,
0.2%         0.2%                               1% due 7/31/2008 (Convertible)(g)                                13,071,375

                                                Total Fixed Income Securities in India                           13,071,375


Japan -      Commercial     YEN    475,000,000  The Bank of Fukuoka, Ltd.,
0.9%         Banks - 0.5%                       1.10% due 9/28/2007 (Convertible)                                 5,873,682
                                 1,485,000,000  The Bank of Kyoto, Ltd., 1.90% due
                                                9/30/2009 (Convertible)                                          16,890,961
                            USD     20,350,000  Marco Polo Investment Holdings Limited,
                                                6.25% due 9/30/2007                                              23,402,500
                                                                                                            ---------------
                                                                                                                 46,167,143

             Diversified                        SMFG Finance (Cayman) Ltd. (Convertible):
             Financial             200,000,000      2.25% due 7/11/2005(g)                                        3,858,059
             Services -            661,000,000      2.25% due 7/11/2005(Regulation S)                            12,750,886
             0.2%                                                                                           ---------------
                                                                                                                 16,608,945

             Trading        YEN  1,385,000,000  Mitsubishi Corporation, 0% due 6/17/2011 (Convertible)(h)        13,660,048
             Companies &
             Distributors
             - 0.2%

                                                Total Fixed Income Securities in Japan                           76,436,136


Luxembourg   Industrial                         Tyco International Group SA:
- 0.2%       Conglomerates  USD      6,600,000      5.875% due 11/01/2004                                         6,658,298
             - 0.2%         EUR      2,725,000      4.375% due 11/19/2004                                         3,293,068
                            USD      5,750,000      2.75% due 1/15/2018 (Convertible)(g)                          8,165,000

                                                Total Fixed Income Securities in Luxembourg                      18,116,366


Mexico -     Containers &            8,975,000  Vitro Envases Norteamerica SA de CV,
0.2%         Packaging -                        10.75% due 7/23/2011(g)                                           8,526,250
             0.1%

             Oil & Gas -    GBP      4,930,000  Petroleos Mexicanos, 14.50% due 3/31/2006                        10,175,226
             0.1%

                                                Total Fixed Income Securities in Mexico                          18,701,476


Netherlands  Electrical     EUR     22,850,000  Infineon Technology Holdings,
- 0.5%       Equipment -                        4.25% due 2/06/2007 (Convertible)                                27,193,899
             0.3%

             Food Products          13,200,000  Royal Numico NV, 4.25% due 6/26/2005 (Regulation S)
             - 0.2%                             (Convertible)                                                    16,051,067

                                                Total Fixed Income Securities in the Netherlands                 43,244,966


New          Foreign        NZD     15,000,000  New Zealand Index Linked Notes, 4.50% due 2/14/2016              11,807,145
Zealand -    Government
0.1%         Obligations -
             0.1%

                                                Total Fixed Income Securities in New Zealand                     11,807,145


South        Communications USD     15,750,000  LG TeleCom Co. Ltd., 8.25% due 7/15/2009(g)                      15,906,476
Korea -      Equipment -
0.3%         0.2%

             Oil & Gas -             4,750,000  Momenta Cayman, 2.50% due 8/01/2007 (Regulation S)
             0.1%                               (Convertible)                                                     4,696,563

                                                Total Fixed Income Securities in South Korea                     20,603,039


Sweden -     Foreign        SKR    164,500,000  Swedish Government Index Linked Notes,
0.3%         Government                         4% due 12/01/2008                                                26,454,534
             Obligations -
             0.3%

                                                Total Fixed Income Securities in Sweden                          26,454,534


United       Diversified                        Colt Telecom Group PLC:
Kingdom -    Telecommuni-   DEM     39,225,000      2% due 8/06/2005                                             27,405,586
1.0%         cation         EUR     20,150,000      2% due 3/29/2006                                             26,503,614
             Services -              4,050,000      2% due 12/16/2006 (Regulation S) (Convertible)                5,412,359
             0.9%                   11,575,000      2% due 4/03/2007 (Regulation S) (Convertible)                15,468,656
                                                                                                            ---------------
                                                                                                                 74,790,215

             Insurance -    USD      7,000,000  Swiss Life Finance, 2% due 5/20/2005 (Convertible)                7,840,000
             0.1%

                                                Total Fixed Income Securities in the United Kingdom              82,630,215


United       Aerospace &             3,700,000  GenCorp Inc., 5.75% due 4/15/2007 (Convertible)                   3,704,625
States -     Defense - 0.0%
5.6%
             Airlines - 0.0%         5,397,958  Northwest Airlines, Inc., 9.485% due 10/01/2016                   3,779,601

             Biotechnology -        12,765,000  Abgenix, Inc., 3.50% due 3/15/2007 (Convertible)                 11,823,581
             0.1%

             Capital                 8,200,000  Gemstone Investors Limited, 7.71% due 10/31/2004(g)               8,261,500
             Markets - 0.1%

             Commercial     USD      5,000,000  Safety-Kleen Corporation, Term, due 12/24/2007(i)                 5,275,000
             Services &
             Supplies -
             0.1%

             Communications         11,200,000  Corning Incorporated, 7% due 3/15/2007                           11,200,000
             Equipment -             5,790,000  Lucent Technologies Inc., 8% due 8/01/2031 (Convertible)          6,166,350
             0.2%                                                                                           ---------------
                                                                                                                 17,366,350

             Construction &                     Foster Wheeler Ltd. (m):
             Engineering -          37,525,000      6.75% due 11/15/2005                                         37,055,938
             1.1%                   44,200,000      6.50% due 6/01/2007(Convertible)                             31,879,250
                                    14,150,000      6.50% due 6/01/2007(Convertible) (g)                         10,205,688
                                    14,765,000  J. Ray McDermott, SA, 11% due 12/15/2013(g)                      15,097,213
                                     4,150,000  McDermott Inc.,  7.84% due 4/04/2005                              4,191,500
                                                                                                            ---------------
                                                                                                                 98,429,589

             Containers &            9,050,000  Anchor Glass Container Corporation, 11% due 2/15/2013            10,362,250
             Packaging - 0.2%       13,319,000  Crown Cork & Seal Company, Inc., 7.50% due 12/15/2096            10,455,415
                                                                                                            ---------------
                                                                                                                 20,817,665

             Diversified            28,931,173  AboveNet, Inc., Term, due 9/30/2008(i)                           28,207,894
             Telecommunication      10,400,000  Level 3 Communications, Inc., 9.125% due 5/01/2008                7,748,000
             Services - 1.8%                    MCI, Inc.:
                                    14,051,000      5.908% due 5/01/2007                                         13,611,906
                                    14,051,000      6.688% due 5/01/2009                                         12,944,484
                                    12,044,000      7.735% due 5/01/2014                                         10,854,655
                                   132,057,412  Metromedia International Group, Inc., 10.50% due 9/30/2007       81,875,595
                                                                                                            ---------------
                                                                                                                155,242,534

             Electric                2,834,000  Southern California Edison Company, 5.875% due 9/01/2004          2,842,374
             Utilities - 0.0%

             Food Products          12,325,000  Burns Philp Capital Property Ltd., 10.75% due 2/15/2011          13,280,188
             - 0.2%

             Health Care             6,150,000  Beverly Enterprises, Inc., 7.875% due 6/15/2014(g)                6,180,750
             Providers &
             Services -
             0.1%

             Insurance -             4,220,000  Crum & Forster Holdings Corp., 10.375% due 6/15/2013              4,578,700
             0.1%

             Media - 0.1%   USD      4,663,554  Avalon Cable LLC, 11.875% due 12/01/2008                          4,931,708

             Multi-         GBP      3,393,000  The AES Corporation, 8.375% due 3/01/2011                         5,984,900
             Utilities &                        Calpine Corporation:
             Unregulated    USD     10,200,000      7.625% due 4/15/2006                                          8,644,500
             Power - 0.8%            2,340,000      7.875% due 4/01/2008                                          1,450,800
                                     8,200,000      8.75% due 7/15/2013(g)                                        6,560,000
                                                Calpine Generating Company LLC(b)(g):
                                    28,300,000      5.35% due 4/01/2009                                          28,300,000
                                    15,500,000      7.35% due 4/01/2010                                          14,725,000
                                                                                                            ---------------
                                                                                                                 65,665,200

             Oil & Gas - 0.1%        4,100,000  CITGO Petroleum Corporation, 11.375% due 2/01/2011                4,756,000

             Semiconductors &       22,400,000  Conexant Systems, Inc., 4% due 2/01/2007 (Convertible)           19,516,000
             Semiconductor           9,050,000  LSI Logic Corporation, 4% due 11/01/2006 (Convertible)            8,857,688
             Equipment -                                                                                    ---------------
             0.3%                                                                                                28,373,688

             Software - 0.1%         4,950,000  Computer Associates International, Inc.,
                                                5% due 3/15/2007 (Convertible) (g)                                5,766,750

             Textiles, Apparel       9,652,088  Galey & Lord, Inc., Term, due 9/05/2009(i)                        4,053,877
             & Luxury Goods -
             0.0%

             Wireless               14,325,000  Nextel Communications, Inc., 5.25% due
             Telecommunication                  1/15/2010 (Convertible)                                          14,253,375
             Services - 0.2%

                                                Total Fixed Income Securities in the United States              479,383,055

                                                Total Investments in Fixed Income Securities
                                                (Cost - $1,543,226,727) - 18.8%                               1,606,647,588


                          Currency        Face
Country                 Denomination    Amount  U.S. Government Obligations                                         Value
United                                          U.S. Treasury Notes:
States                      USD     23,250,000      4% due 6/15/2009                                        $    23,578,778
                                    77,250,000      4.75% due 5/15/2014                                          78,906,626

                                                Total Investments in U.S. Government Obligations
                                                (Cost - $100,506,247) - 1.2%                                    102,485,404


                                    Beneficial
                                      Interest  Other Interests(f)
                                    19,750,000  AboveNet, Inc.                                                          198
                                         5,700  McLeod USA Incorporated                                                   0
                                       382,831  WilTel Communications Group, Inc.                                         4
                                    35,000,000  WilTel Communications Group, Inc.                                       350

                                                Total Investments in Other Interests (Cost - $0) - 0.0%                 552


                          Currency        Face
Country                 Denomination    Amount  Short-Term Securities                                               Value
Australia -  Time Deposits  AUD      4,481,291  Australian Time Deposit, 5.23% due 8/13/2004                $     3,138,249
0.0%

                                                Total Short-Term Securities in Australia                          3,138,249


Denmark -    Time Deposits                      Danish Time Deposit:
0.2%                        DKR     40,048,080      2.08% due 8/06/2004                                           6,484,889
                                    43,091,409      2.07% due 8/13/2004                                           6,977,688

                                                Total Short-Term Securities in Denmark                           13,462,577


Japan -      Time Deposits  YEN  1,280,499,411  Japanese Time Deposit, 0.001% due 8/06/2004                      11,488,936
0.1%
                                                Total Short-Term Securities in Japan                             11,488,936


Sweden -     Time Deposits  SKR     35,671,129  Swedish Time Deposit, 2% due 8/13/2004                            4,648,370
0.1%
                                                Total Short-Term Securities in Sweden                             4,648,370


                                    Beneficial
                                      Interest
United                      USD  1,944,030,864  Merrill Lynch Liquidity Series, LLC Cash Sweep
States - 24.2%                                  Series I (k)                                                  1,944,030,864
                                   127,174,850  Merrill Lynch Liquidity Series, LLC Money Market
                                                Series (k)(l)                                                   127,174,850

                                                Total Short-Term Securities in the United States              2,071,205,714

                                                Total Investments in Short-Term Securities
                                                (Cost -$2,104,002,846) - 24.6%                                2,103,943,846

                                                Total Investments (Cost - $7,697,859,146) - 100.5%            8,616,962,027



                                     Number of
Options                              Contracts  Options Written                                                     Value
Call Options Written - 0.1%                     3Com Corporation:
                                         1,791      expiring January 2005 at USD  5, Broker UBS Warburg           (107,460)
                                         2,500      expiring January 2006 at USD  5, Broker UBS Warburg           (312,500)
                                         3,000  Circuit City Stores - Circuit City Group, expiring
                                                January 2005 at USD 12.50, Broker Morgan Stanley                  (750,000)
                                         1,500  Comverse Technology, Inc., expiring October 2004 at
                                                USD 22.50, Broker UBS Warburg                                      (22,500)
                                                DoubleClick Inc.:
                                         5,000      expiring January 2005 at USD  5, Broker Credit Suisse
                                                    First Boston                                                  (500,000)
                                         5,000      expiring January 2005 at USD  5, Broker Deutsche Bank AG      (500,000)
                                                LSI Logic Corporation:
                                        15,000      expiring January 2005 at USD  5, Broker UBS Warburg         (1,275,000)
                                         2,500      expiring January 2005 at USD  5, Broker Wachovia
                                                    Securities                                                    (212,500)
                                                Lucent Technologies Inc.:
                                         5,500      expiring January 2005 at USD  5, Broker Citigroup
                                                    Global Markets                                                 (27,500)
                                         5,000      expiring January 2005 at USD  5, Broker Credit Suisse
                                                    First Boston                                                   (25,000)
                                         2,000  Maytag Corporation, expiring January 2005 at USD 25,
                                                Broker Credit Suisse First Boston                                 (100,000)
                                                McDermott International, Inc.:
                                           944      expiring November 2004 at USD  7.50, Broker Citigroup
                                                    Global Markets                                                (349,280)
                                         3,000      expiring November 2004 at USD 10, Broker Citigroup
                                                    Global Markets                                                (525,000)
                                           808      expiring February 2005 at USD 10, Broker Citigroup
                                                    Global Markets                                                (177,760)
                                         2,192      expiring February 2005 at USD 10, Broker Deutsche
                                                    Bank AG                                                       (482,240)
                                         1,000      expiring February 2005 at USD 12.50, Broker Citigroup
                                                    Global Markets                                                (105,000)
                                                Nokia Corp.:
                                         5,500      expiring January 2005 at USD 12.50, Broker
                                                    Morgan Stanley                                                (467,500)
                                         2,000      expiring January 2005 at USD 15, Broker Morgan Stanley         (50,000)
                                                Nortel Networks Corporation:
                                        20,000      expiring September 2004 at USD  4, Broker Citigroup
                                                    Global Markets                                                (500,000)
                                        16,600      expiring January 2005 at USD  5, Broker UBS Warburg           (498,000)
                                        14,780      expiring January 2006 at USD  2.50, Broker
                                                    Morgan Stanley                                              (1,850,000)
                                        20,000      expiring January 2006 at USD  2.50, Broker UBS Warburg      (4,584,300)
                                         5,000  Quanta Services, Inc., expiring August 2004 at USD  7.50,
                                                Broker Morgan Stanley                                              (50,000)
                                         5,000  Siebel Systems, Inc., expiring November 2004 at USD  7.50,
                                                Broker Credit Suisse First Boston                                 (650,000)
                                         1,000  THQ Inc., expiring September 2004 at USD 20, Broker
                                                UBS Warburg                                                        (60,000)
                                         4,000  Tenet Healthcare Corporation, expiring January 2005 at
                                                USD 10, Broker Morgan Stanley                                     (900,000)
                                                Toys 'R' Us, Inc.:
                                         1,000      expiring January 2005 at USD 15, Broker Morgan Stanley        (290,000)
                                         2,000      expiring March 2005 at USD 15, Broker Morgan Stanley          (640,000)
                                         2,000  Tyson Foods, Inc. (Class A), expiring January 2005 at
                                                USD 17.50, Broker Morgan Stanley                                  (480,000)
                                                webMethods, Inc.:
                                        10,000      expiring January 2005 at USD  5, Broker Citigroup
                                                    Global Markets                                                (750,000)
                                           385      expiring October 2004 at USD  7.50, Broker UBS Warburg          (7,700)

                                                Total Options Written
                                                (Premiums Received - $20,058,931) - (0.2%)                     (17,249,240)



                                                Total Investments, Net of Options Written
                                                (Cost - $7,677,800,215*) - 100.3%                             8,599,712,787
                                                Liabilities in Excess of Other Assets - (0.3%)                 (28,555,328)
                                                                                                            ---------------
                                                Net Assets - 100%                                           $ 8,571,157,459
                                                                                                            ===============

(a) American Depositary Receipts (ADR).

(b) Floating rate note.

(c) Non-income producing security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The rights entitle the holder to potential cash distributions pending litigation settlements.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.

(i) Floating rate corporate debt in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate),
(ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(j) All or a portion of security held as collateral in connection with open financial futures contracts.

(k) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 Interest/
                                                  Net             Dividend
Affiliate                                       Activity           Income

Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                        $ 757,739,594     $13,335,103
Merrill Lynch Liquidity Series, LLC
   Money Market Series                        $(115,376,271)    $   131,299
Merrill Lynch Premier Institutional Fund        (80,850,374)    $    34,221


(l) Security was purchased with the cash proceeds from securities loans.

(m) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                           Net                                        Realized       Interest
Affiliate                                Activity    Purchase Cost    Sales Cost    Gain (Loss)       Income
Foster Wheeler Ltd.                         -              -              -              -             -  +
Foster Wheeler Ltd.:
  6.75% due 11/15/2005                      -              -              -              -        $   1,892,820
  6.50% due 6/01/2007(Convertible)          -              -              -              -        $   2,142,975
  6.50% due 6/01/2007(Convertible)          -              -              -              -        $     686,043
La Quinta Corporation                  $  (930,000)    $4,995,000   $(13,992,112)  $  1,358,151        -  +
Rouge Industries, Inc. (Class A)       $(1,000,000)        -        $(15,476,500)  $(15,466,500)       -  +

+ Non-income producing security.

(n) Security, or portion of security, is on loan.

(o) The rights may be exercised until August 23, 2004.

* The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:


Aggregate cost                                 $  7,697,670,099
                                               ================
Gross unrealized appreciation                  $  1,226,016,571
Gross unrealized depreciation                     (323,973,883)
                                               ----------------
Net unrealized appreciation                    $    902,042,688
                                               ================


+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Financial futures contracts purchased as of July 31, 2004 were as follows:


Number of                                        Expiration           Face          Unrealized
Contracts   Issue                Exchange           Date             Value         Depreciation
  479       FTSE                 LIFFE       September 2004       $   39,242,054    $   (829,306)
1,418       Nikkei 225 Index     OSAKA       September 2004       $  146,340,355      (2,574,710)
                                                                                    -------------
Total Unrealized Depreciation-Net                                                   $ (3,404,016)
                                                                                    =============


Financial futures contracts sold as of July 31, 2004 were as follows:


Number of                                          Expiration          Face          Unrealized
Contracts   Issue                Exchange             Date            Value         Appreciation
  345       DJ Euro Stoxx 50     Euronext Paris   September 2004   $  11,620,751    $     339,495
            Japanese
   83       Government Bond      Tokyo            September 2004   $ 100,799,072          376,929
  163       S&P 500 Index        NYSE             September 2004   $  46,195,626        1,325,801
                                                                                    -------------
Total Unrealized Appreciation-Net                                                   $   2,042,225
                                                                                    =============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Allocation Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Global Allocation Fund, Inc.


Date: September 17, 2004